Registration No. 033 - 49808

      Investment Company Act File No. 811-06727

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No. _____
Post-Effective Amendment No. 39	x
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 40
(Check Appropriate Box or Boxes)

DOMINION FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

2 West Washington Street

Middleburg, VA 20118

  (Address of Principal Executive Offices)

(800) 416-2053

(Registrant's Telephone Number, Including Area Code)

Paul Dietrich

21509 Willisville Road

Upperville, VA 20184

(Name and Address of Agent for Service)

Copies to:

JoAnn M. Strasser, Esq.

Thompson Hine, LLP

41 South High Street, 17th floor

Columbus, Ohio  43215

  Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:
x	immediately upon filing pursuant to paragraph (b)
_______	on [date] pursuant to paragraph (b)
_______	60 days after filing pursuant to paragraph (a)(1)
_______	on [date] pursuant to paragraph (a)(1)
_______	75 days after filing pursuant to paragraph (a)(2)
_______	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Alexandria, Commonwealth of Virginia, on the 25th day of January, 2013.

DOMINION FUNDS, INC.

By:	/s/Paul Diertrich
Paul Dietrich, President and Principal Accounting Officer

Pursuant to the Requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/Paul Dietrich Paul Dietrich	President, Director, Chairman of the Board, Secretary, Principal Accounting Officer and Anti-Money Laundering Compliance Officer	January 25, 2013

Derek Way-jai Lee *	Director	January 25, 2013

Charles T. McMillen *	Director	January 25, 2013

By:

/s/Paul Dietrich

      January 25, 2013

  Paul Dietrich

                       Attorney-in-Fact pursuant to powers of attorney previously filed in the Registrant’s Post-Effective Amendment No. 25 to its Registration Statement filed on October 27, 2009 and incorporated herein by reference.

The undersigned Paul Dietrich, Derek Way-jai Lee, and Charles T. McMillen, the Directors and Officers of Dominion Funds, Inc. designate Paul Dietrich as attorney-in-fact, to sign on his behalf, in the capacities indicated, any Registration Statement or amendment thereto (including post-effective amendments) for Dominion Funds, Inc., with all exhibits thereto, with the Securities and Exchange Commission.

/s/ Paul Dietrich Paul Dietrich	President (Principal Executive Officer and Principal Financial Accounting Officer) and Director	October 27, 2009

/s/ Derek Way-jai Lee Derek Way-jai Lee	Director	October 27, 2009

/s/ Charles T. McMillen Charles T. McMillen	Director	October 27, 2009

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase